Other assets, income, expenses and non-controlling interest	12 Months Ended
Dec. 31, 2021
Interest in Other Entities [Abstract]
Other assets, income, expenses and non-controlling interest	Other assets, income, expenses and non-controlling interest
Other assets
Consist of the following (in thousands $):

	Dec. 31, 2021	Dec. 31, 2020

Digital gold strategies(1)	7,060	11,518
Fund recoveries and investment receivables	2,509	6,043
Assets attributable to non-controlling interests	3,780	3,518
Prepaid expenses	3,637	2,316
Other(2)	2,240	1,919
Total other assets	19,226	25,314
(1) Digital gold strategies are financial instruments classified at FVTPL. Gains and losses are included in the Gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
(2) Includes miscellaneous third-party receivables.
Other income
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Investment income (1)	1,490	1,502
Income attributable to non-controlling interest	93	759
Total other income	1,583	2,261
(1) Primarily includes miscellaneous investment fund income, syndication and trailer fee income.
Other expenses (credits)
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Costs related to energy assets	—	798
Foreign exchange (gain) loss	470	772
Increase in contingent consideration related to the Tocqueville transaction (1)	4,449	4,717
Other (2)	7,660	4,207
Total other expenses (credits)	12,579	10,494
(1) During the first quarter, the contingent consideration was successfully renegotiated, re-measured and settled as part of the previously announced amendment to the purchase agreement.
(2) Includes net income attributable to non-controlling interest of $93 thousand for the year ended December 31, 2021 (year ended December 31, 2020 - $759 thousand) as well as non-recurring professional fees, transaction and new fund start-up costs. During the year, the Company also made a $2.6 million payment to the former owners of Central Fund of Canada Limited to cover legacy transaction costs from the 2018 acquisition.

Non-controlling interest
Non-controlling interest consist of third-party interest in our consolidated co-investments in funds. The following table provide a summary of amounts attributable to this non-controlling interest (in thousands $):

	Dec. 31, 2021	Dec. 31, 2020

Assets	3,780	3,518
Liabilities - current(1)	(10)	(640)
Liabilities - long-term(1)	(3,770)	(2,878)
(1) Current and long-term liabilities attributable to non-controlling interest are included in accounts payable and accrued liabilities and other accrued liabilities, respectively.